Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment, Net

Note 4 — Property and equipment, net

	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Cost:
Computers	186	160
Office Furniture and Equipment	91	71
Leasehold improvements	21	21
Total cost	298	252

Accumulated Depreciation:
Computers	111	83
Office Furniture and Equipment	35	22
Leasehold improvements	6	4
Total accumulated depreciation	152	109

Property and equipment, net
Computers	75	77
Office Furniture and Equipment	56	49
Leasehold improvements	15	17
Total	146	143

Depreciation expenses were $58 thousands and $46 thousands in the years ended December 31, 2025 and 2024, respectively.